UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                 Investment Company Act file number:  811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          BNY Mellon Financial Center
                           One Boston Place, 024-0071
                          Boston, Massachusetts 02108
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            Peter M. Sullivan, Esq.
                          BNY Mellon Financial Center
                           One Boston Place, 024-0081
                          Boston, Massachusetts 02108
                        -------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
          -----------------------------------------------------------

                       Date of fiscal year end: March 31
                   ------------------------------------------

             Date of reporting period: July 1, 2010 - June 30, 2011
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ITEM  1.  PROXY  VOTING  RECORD:

The Mellon Optima L/S Strategy Fund, LLC did not participate in any shareholder meetings, but did receive the following issuer proposals, amendments, consents and/or resolutions during the period covered by this report and with respect to which the registrant was entitled to vote.

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                                                                          MATTER       WHETHER                     WHETHER
                                                                          PROPOSED     REGISTRANT    HOW           REGISTRANT
                    EXCHANGE             DATE OF                          BY ISSUER/   CAST          REGISTRANT    CAST VOTE
 ISSUER             TICKER     CUSIP     MEETING/    MATTER               SECURITY     VOTE          CAST          FOR/AGAINST
 NAME               SYMBOL     NUMBER    CONSENT    IDENTIFICATION        HOLDER      (YES/NO)       VOTE          MANAGEMENT
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Amici Qualified     N/A        N/A      10/27/10   Adoption of            Issuer        Yes         Against         Against
Associates, LP                                     Amended and
                                                   Restated Limited
                                                   Partnership Agreement
                                                   dated 11/1/10
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

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MELLON  OPTIMA  L/S  STRATEGY  FUND,  LLC

By:      /s/ DAVID  K.  MOSSMAN
         ------------------------------
         David  K.  Mossman,  President

Date:    August  10,  2011